Schedule of Investments (unaudited) April 30, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds — 6.6%

Diversified Financial Services — 0.2%
Western Group Housing LP, 6.75%, 03/15/57(a)(b)	$2,473	$3,081,937

Education — 3.1%
George Washington University, Series 2018, 4.13%, 09/15/48	7,191	7,558,009
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	20,000	22,165,525
Wesleyan University, 4.78%, 07/01/16(b)	11,000	11,306,203

		41,029,737

Health Care Providers & Services — 3.3%
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	7,371	7,647,272
Ochsner Clinic Foundation, 5.90%, 05/15/45	5,000	6,246,646
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5,065	5,709,185
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48	2,438	2,429,502
Toledo Hospital, 5.75%, 11/15/38	20,100	22,132,803

		44,165,408

Total Corporate Bonds — 6.6% (Cost — $81,997,777)		88,277,082

Municipal Bonds — 149.2%

Arizona — 2.2%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 01/01/41(b)	24,545	28,553,689

California — 32.0%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 04/01/40	13,700	19,052,316
Series S-1, 7.04%, 04/01/50	1,920	2,909,933
Series S-3, 6.91%, 10/01/50	14,000	21,203,700
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40(b)	21,255	27,015,955
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series B (AGM), 6.60%, 03/01/41(b)	10,000	10,622,400

Security	Par (000)	Value

California (continued)
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44(b)	$11,000	$16,179,240
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 02/15/41	5,000	6,793,350
County of Sonoma California, Refunding RB, Pension Obligation, Series A (GTD), 6.00%, 12/01/29	14,345	16,851,215
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 08/01/42	10,000	14,175,400
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 07/01/40(b)	37,500	38,963,625
7.00%, 07/01/41	17,225	18,037,331
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 07/01/40	12,000	12,572,160
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 08/01/45	7,500	7,912,050
Rancho Water District Financing Authority, RB, Build America Bond, Series A(b):
6.34%, 08/01/20(b)(c)	165	172,509
6.34%, 08/01/40	19,835	20,712,104
Riverside Community College District Foundation, GO, Build America Bonds, Series D-1, 7.02%, 08/01/40	11,000	11,534,930
San Diego County Regional Airport Authority, ARB, Consolidated Rental Car Facility Project, Series B, 5.59%, 07/01/43	4,000	4,405,520
San Diego County Regional Airport Authority, Refunding ARB, Build America Bonds, Sub-Series C, 6.63%, 07/01/40	32,100	33,479,979
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 04/01/39	9,035	13,807,287
7.63%, 03/01/40	8,950	13,622,795
7.60%, 11/01/40(b)	15,000	23,387,250
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	18,145	26,911,575
University of California, RB, Build America Bonds(b):
5.95%, 05/15/45	24,000	30,877,440
6.30%, 05/15/50	27,010	32,887,106

		424,087,170

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 3.5%
City & County of Denver Colorado School District No. 1, COP, Refunding, Denver Colorado Public Schools, Series B, 7.02%, 12/15/37	$6,000	$8,257,800
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 06/01/40(b)	23,000	32,749,470
State of Colorado, COP, Build America Bonds, Building Excellent Schools, Series E, 7.02%, 03/15/21(c)	5,000	5,398,650

		46,405,920

District of Columbia — 3.4%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, Build America Bonds:
Series D, 8.00%, 10/01/47	10,750	15,580,942
Dulles Toll Road Revenue, 7.46%, 10/01/46	9,235	13,660,597
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/20(c)	15,000	15,955,050

		45,196,589

Florida — 4.8%
City of Sunrise Florida Utility System, Refunding RB, Build America Bonds, Series B, 5.91%, 10/01/35(b)	23,000	23,938,400
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	14,064,715
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,523,595
Florida Development Finance Corp., RB, Midtown Compus Properties, 7.00%, 12/01/48(a)	4,500	4,441,365
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,575	2,568,691
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,624,800

Security	Par (000)	Value

Florida (continued)
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	$13,500	$14,606,325

		63,767,891

Georgia — 5.0%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, Series A:
6.64%, 04/01/57	26,923	29,699,300
6.66%, 04/01/57	20,491	24,808,864
7.06%, 04/01/57	9,945	11,504,674

		66,012,838

Hawaii — 2.4%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40(b)	30,500	31,828,275

Illinois — 17.5%
Chicago Board of Education, GO:
Build America Bonds, 6.52%, 12/01/40	9,745	9,932,006
Taxable Build America Bonds, 6.04%, 12/01/29	2,150	2,177,735
Taxable Qualified School Construction Bonds, 6.32%, 11/01/29	9,465	9,726,045
Chicago O’Hare International Airport, Refunding ARB, Build America Bonds, Series B:
O’Hare International Airport, General 3rd Lien, 6.85%, 01/01/38(b)	30,110	30,863,051
6.40%, 01/01/40	1,500	2,001,270
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40(b)	16,015	19,825,289
Pension Funding, Series A, 6.90%, 12/01/40	4,075	5,330,385
Pension Funding, Series B, 6.90%, 12/01/40	4,900	6,409,543
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 01/01/40(b)	36,000	46,382,400
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	20,161,567
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	5,000	5,371,850

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 02/01/35	$15,000	$19,471,350
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 01/01/40	5,000	7,039,850
State of Illinois, GO, Build America Bonds:
6.73%, 04/01/35	6,320	6,809,168
Pension, 7.35%, 07/01/35	35,855	40,491,769

		231,993,278

Indiana — 1.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 02/01/39	7,900	10,898,050
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 01/01/42	10,000	12,090,000

		22,988,050

Kentucky — 1.3%
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	13,800	16,809,884

Massachusetts — 0.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Build America Bonds, Recovery Zone, Series B, 5.73%, 06/01/40(b)	5,000	6,195,150
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	1,225	1,253,163

		7,448,313

Michigan — 3.5%
Michigan Finance Authority, RB, Series D, 5.02%, 11/01/43	7,500	8,391,075
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 02/15/50	5,500	6,556,330
Michigan State University, Refunding RB, Taxable, Series A, 4.50%, 08/15/48	14,575	15,200,705
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	15,985	15,832,663

		45,980,773

Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 01/01/43	8,000	10,393,040

Security	Par (000)	Value

Minnesota (continued)
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 01/01/46	$5,000	$7,127,600

		17,520,640

Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Garvee, Series B, 6.41%, 01/01/40	5,000	6,563,150

Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 01/01/39(b)	11,000	15,312,220
University of Missouri, RB, Build America Bonds, Curators of the University, Series A, 5.79%, 11/01/41(b)	7,000	9,028,880

		24,341,100

Nevada — 1.1%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	1,420	1,575,660
County of Clark Nevada Department of Aviation, ARB, Build America Bonds:
Series B, 6.88%, 07/01/42(b)	10,000	10,070,100
Series C, 6.82%, 07/01/45	2,000	2,964,820

		14,610,580

New Jersey — 13.4%
County of Camden New Jersey Improvement Authority, LRB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 07/01/34(b)	5,000	5,224,950
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	6,385	6,574,571
Series A (NPFGC), 7.43%, 02/15/29(b)	20,974	25,922,606
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	14,360	14,677,356
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 01/01/41(b)	34,000	49,412,540
Series F, 7.41%, 01/01/40	6,790	10,188,123
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	12,525	12,574,223
Series C, 5.75%, 12/15/28	4,500	5,008,275
Series C, 6.10%, 12/15/28(b)	45,900	47,500,074

		177,082,718

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 15.7%
City of New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31(b)	$15,000	$15,629,400
City of New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 06/15/41	6,300	6,554,457
City of New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 06/15/41(b)	25,000	25,828,750
Series CC, 6.28%, 06/15/42(b)	20,000	21,193,600
Series EE, 6.49%, 06/15/42	2,000	2,090,300
Series GG, 6.12%, 06/15/42	2,445	2,545,832
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Build America Bonds, Future Tax Secured, Sub-Series B-1, 5.57%, 11/01/38(b)	19,000	22,925,020
County of Nassau New York Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 06/01/21	9,231	9,152,191
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	2,220	2,979,573
7.34%, 11/15/39(b)	13,245	19,519,819
Series C-1, 6.69%, 11/15/40	13,000	17,458,740
Series E, 6.81%, 11/15/40	6,000	8,147,760
New York State Dormitory Authority, RB, Montefiore Obligated Group, Series B (AGM), 4.95%, 08/01/48	4,450	4,645,755
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	14,825	17,444,133
Consolidated, 160th Series, 5.65%, 11/01/40	2,750	3,485,268
Consolidated, 168th Series, 4.93%, 10/01/51	3,860	4,618,953
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 03/15/40(b)	15,000	17,791,800

Security	Par (000)	Value

New York (continued)
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 01/01/29	$6,010	$6,217,645

		208,228,996

Ohio — 7.0%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 02/15/41	10,000	15,112,600
American Municipal Power, Inc., Refunding RB, Build America Bonds, Series B, 6.45%, 02/15/44	10,000	13,384,700
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42(b)	30,575	41,663,024
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47(b)	10,055	10,518,736
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	10,100	11,777,105

		92,456,165

Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series C, 5.45%, 08/15/28	1,529	1,665,677
Oklahoma Municipal Power Authority, RB, Build America Bonds, 6.44%, 01/01/45(b)	3,500	4,449,515

		6,115,192

Pennsylvania — 3.2%
Commonwealth Financing Authority, RB, Series A:
Plancon Program, 3.86%, 06/01/38	6,350	6,359,144
4.14%, 06/01/38	6,200	6,409,994
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 06/15/39	23,050	29,202,737

		41,971,875

Puerto Rico — 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series B:
5.00%, 07/01/23	850	820,250
5.35%, 07/01/27	15,525	14,826,375

		15,646,625

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina — 1.8%
South Carolina Public Service Authority, RB:
Build America Bonds, Series C, 6.45%, 01/01/50	$2,025	$2,767,730
Build America Bonds, Series F (AGM), 6.45%, 01/01/50	11,290	15,665,778
Santee Cooper, Series F (AGM), 5.74%, 01/01/30	5,000	5,727,950

		24,161,458

Tennessee — 4.0%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Subordinate Tax Increment, Series C, 7.00%, 07/01/45	5,800	6,064,596
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 07/01/43(b)	35,105	47,612,560

		53,677,156

Texas — 7.0%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,651,800
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 07/01/45(b)	7,500	8,007,975
City of San Antonio Texas Public Service Board, RB, Build America Bonds, Electric & Gas Revenue, Series A, 6.17%, 02/01/41(b)	19,000	19,435,860
City of San Antonio Texas Public Service Board, Refunding RB, Build America Bonds, Electric & Gas Revenue, Series B, 6.31%, 02/01/37(b)	35,000	35,864,500
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	3,040,100
Katy Texas ISD, GO, Build America Bonds, School Building, Series D (PSF-GTD), 6.35%, 02/15/41(b)	5,000	5,138,600

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 09/01/40	$10,000	$10,401,900

		92,540,735

Utah — 3.4%
County of Utah Utah, RB, Build America Bonds, County Excise Tax Revenue, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	12,084,852
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 06/15/40(b)	26,405	33,310,436

		45,395,288

Virginia — 2.7%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	38,895	36,327,930

Washington — 1.6%
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 07/01/40	16,100	20,800,073

West Virginia — 4.6%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	39,700	39,314,116
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	20,000	21,898,622

		61,212,738

Wisconsin — 0.5%
Public Finance Authority, RB, Settle Proton Center, Series A(a):
7.55%, 12/01/30	1,470	1,484,803
7.63%, 12/01/48	5,310	5,155,107

		6,639,910

Total Municipal Bonds — 149.2% (Cost — $1,704,163,645)		1,976,364,999

Total Long-Term Investments — 155.8% (Cost — $1,786,161,422)		2,064,642,081

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(d)(e)	2,344,573	$2,344,573

Total Short-Term Securities — 0.2% (Cost — $2,344,573)		2,344,573

Total Investments — 156.0% (Cost — $1,788,505,995)		2,066,986,654

Liabilities in Excess of Other Assets — (56.0)%		(742,126,884)

Net Assets Applicable to Common Shares — 100.0%		$1,324,859,770

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	10,666,421	(8,321,848)	2,344,573	$2,344,573	$136,007	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

ARB	Airport Revenue Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

ISD	Independent School District

LRB	Lease Revenue Bonds

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Bank PLC	2.70%	11/15/18	Open	$21,878,750	$22,151,140	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.70	11/15/18	Open	4,750,000	4,809,137	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.70	11/15/18	Open	159,844	161,834	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.70	11/15/18	Open	16,625,000	16,831,981	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.70	11/15/18	Open	9,212,894	9,327,594	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.70	11/15/18	Open	7,778,750	7,875,595	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.70	11/15/18	Open	11,825,000	11,972,221	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.70	11/15/18	Open	27,987,263	28,335,704	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.70	11/15/18	Open	19,165,569	19,404,180	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.70	11/15/18	Open	13,901,250	14,074,321	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.82	12/03/18	Open	3,934,350	3,979,597	Municipal Bonds	Open/Demand
Barclays Bank PLC	2.55	12/13/18	Open	9,570,000	9,663,547	Corporate Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.67	01/02/19	Open	2,907,000	2,932,657	Corporate Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	02/19/19	Open	7,559,400	7,600,697	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.82	02/28/19	Open	4,915,500	4,939,373	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	29,380,000	29,459,122	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	24,282,500	24,347,894	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	31,411,100	31,495,692	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	46,212,800	46,337,254	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	10,018,000	10,044,979	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	7,525,500	7,545,767	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	17,398,500	17,445,355	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	21,889,900	21,948,851	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	16,810,500	16,855,772	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	21,318,000	21,375,411	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	29,092,800	29,171,149	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.77	03/26/19	Open	19,994,000	20,047,845	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.82	03/26/19	Open	9,457,000	9,482,928	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.82	03/26/19	Open	25,012,000	25,080,575	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.82	03/26/19	Open	13,620,600	13,657,943	Municipal Bonds	Open/Demand

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Mitsubishi UFJ Securities (USA) Inc.	2.82%	03/26/19	Open	$5,796,000	$5,811,891	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.82	03/26/19	Open	43,466,400	43,585,570	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.82	03/26/19	Open	18,350,200	18,400,510	Municipal Bonds	Open/Demand
Mitsubishi UFJ Securities (USA) Inc.	2.82	03/26/19	Open	2,782,400	2,790,028	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.90	04/09/19	Open	34,562,500	34,620,968	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.90	04/09/19	Open	29,550,000	29,599,989	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.90	04/09/19	Open	25,904,531	25,948,353	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.90	04/09/19	Open	27,919,937	27,967,169	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.90	04/09/19	Open	37,030,000	37,092,642	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.90	04/09/19	Open	21,052,500	21,088,114	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.90	04/09/19	Open	37,687,500	37,751,255	Municipal Bonds	Open/Demand
RBC Capital Markets LLC	2.90	04/10/19	Open	7,325,000	7,336,801	Municipal Bonds	Open/Demand

				$777,020,738	$780,349,405

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	663	06/19/19	$81,994	$(199,114)
Long U.S. Treasury Bond	1,429	06/19/19	210,733	73,049
5-Year U.S. Treasury Note	81	06/28/19	9,367	(59,612)

				$(185,677)

8

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$2,064,642,081	$—	$2,064,642,081
Short-Term Securities	2,344,573	—	—	2,344,573

	$2,344,573	$2,064,642,081	$—	$2,066,986,654

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$73,049	$—	$—	$73,049
Liabilities:
Interest rate contracts	(258,726)	—	—	(258,726)

	$(185,677)	$—	$—	$(185,677)

(a)	See above Schedule of Investments for values in each industry, state or political sub division.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Reverse repurchase agreements	$—	$(780,349,405)	$—	$(780,349,405)

	$—	$(780,349,405)	$—	$(780,349,405)

9